                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03129

Morgan Stanley Natural Resource Development Securities Inc.
                  (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                       (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: February 28, 2006

Date of reporting period: August 31, 2005


Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY NATURAL RESOURCE DEVELOPMENT SECURITIES INC. PERFORMED DURING THE SEMIANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT
For the six months ended August 31, 2005

TOTAL RETURN FOR THE 6 MONTHS ENDED AUGUST 31, 2005

                                                                          LIPPER
                                                           S&P           NATURAL
                                                        500(R)          RESOURCE
CLASS A      CLASS B       CLASS C       CLASS D      INDEX(1)    FUNDS INDEX(2)
  17.89%       17.36%        17.41%        18.01%         2.32%            19.43%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

MARKET CONDITIONS

During the six-month period ended August 31, 2005, the pace of economic growth and energy prices dominated investor attention. The outlook on the economy and oil prices varied throughout the period; as a result, periods of uncertainty and anxiety alternated with periods of greater investor confidence. After opening on a more subdued note, sentiment brightened as the reporting period progressed; renewed optimism surrounding the U.S. economy rippled across the globe. However, during the final weeks of the period, continued high oil prices cast doubt on the pace of economic growth and consumer confidence. The final days of the reporting period brought heightened apprehension as Hurricane Katrina unleashed catastrophic devastation to the Gulf Coast. The immediate economic impact was most evident in the energy sector, as gasoline and natural gas prices soared.

Against the backdrop of high energy prices, the energy sector performed well relative to the broader market. Sustained high commodity prices, caused by tight supply-demand fundamentals in both the oil and refined product markets, helped energy companies to generate record earnings, pushing oil stocks higher. Conversely, for those companies that use oil in their manufacturing processes, the profit outlook has not been as robust. Chemical companies, for example, suffered as the cost of oil rose, reducing profits. In response, the chemical sector fell in absolute terms and significantly underperformed the energy sector.

PERFORMANCE ANALYSIS

Morgan Stanley Natural Resource Development Securities Inc. strongly outperformed the S&P 500(R) Index and underperformed the Lipper Natural Resource Funds Index for the six months ending August 31, 2005, assuming no deduction of applicable sales charges. The Fund's performance was strengthened by its concentration in all segments of the energy sector, particularly in the refining industry. Rising commodity prices and a supply-demand imbalance provided ongoing support overall, as did positive company-specific factors. Other industries that contributed significant gains included the mining sector. Given the weakness of non-energy sectors (such as chemicals, aluminum and paper) relative to the energy sector, a notable weighting in the Fund throughout the period (20 percent on average) in non-energy issues slowed its pace and detracted from its performance relative to peers.

As of the close of the reporting period, we have positioned the Fund to reflect our analysis that energy prices will likely remain high for a lengthy period of time. In particular, the Fund has notable weightings in the refining and oil services sectors, both of which benefit from high energy prices but are most immune to rising costs associated with increased energy prices. To fund these increased energy positions, we pared positions in non-energy holdings.

THERE IS NO GUARANTEE THAT ANY SECTORS MENTIONED WILL CONTINUE TO PERFORM WELL OR THAT SECURITIES IN SUCH SECTORS WILL BE HELD BY THE FUND IN THE FUTURE.

TOP 10 HOLDINGS

Chevron Corp.                                4.0%
Halliburton Co.                              3.7
Total SA (ADR) (France)                      3.5
Occidental Petroleum Corp.                   3.5
ConocoPhillips                               3.4
Ultra Petroleum Corp. (Canada)               3.2
XTO Energy Inc.                              3.1
Marathon Oil Corp.                           3.1
Valero Energy Corp.                          3.0
Williams Companies Inc.                      3.0

TOP FIVE INDUSTRIES

Oil & Gas Production                        21.2%
Integrated Oil                              18.2
Oilfield Services/Equipment                 16.3
Contract Drilling                           13.3
Oil Refining/Marketing                       9.9

DATA AS OF AUGUST 31, 2005. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR TOP 10 HOLDINGS AND TOP FIVE INDUSTRIES ARE AS A PERCENTAGE OF NET ASSETS. THESE DATA ARE PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80 PERCENT OF ITS ASSETS IN COMMON STOCKS OF DOMESTIC AND FOREIGN COMPANIES ENGAGED IN THE NATURAL RESOURCE AND RELATED BUSINESSES. THESE COMPANIES MAY BE ENGAGED IN THE EXPLORATION, DEVELOPMENT, PRODUCTION OR DISTRIBUTION OF NATURAL RESOURCES, THE DEVELOPMENT OF ENERGY-EFFICIENT TECHNOLOGIES OR IN PROVIDING NATURAL RESOURCE RELATED SUPPLIES OR SERVICES. A COMPANY WILL BE CONSIDERED ENGAGED IN THE NATURAL RESOURCE AND RELATED BUSINESSES IF IT DERIVES AT LEAST 50 PERCENT OF ITS REVENUES FROM THOSE BUSINESSES OR IT DEVOTES AT LEAST 50 PERCENT OF ITS ASSETS TO ACTIVITIES IN THOSE BUSINESSES. THE FUND'S "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., WILL SEEK TO IDENTIFY FAVORABLE INDUSTRIES WITHIN THE NATURAL RESOURCE AND RELATED BUSINESS AREAS AND WILL SEEK TO INVEST IN COMPANIES WITH ATTRACTIVE VALUATIONS OR BUSINESS PROSPECTS WITHIN THOSE INDUSTRIES.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, www.morganstanley.com. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS

FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, http://www.sec.gov. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT
(800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (publicinfo@sec.gov) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

YOU MAY OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICY AND PROCEDURES WITHOUT CHARGE, UPON REQUEST, BY CALLING TOLL FREE (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. IT IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

YOU MAY OBTAIN INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12 MONTH PERIOD ENDED JUNE 30 BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PERFORMANCE SUMMARY

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED AUGUST 31, 2005

                           CLASS A SHARES*      CLASS B SHARES**     CLASS C SHARES+      CLASS D SHARES++
                           (SINCE 07/28/97)     (SINCE 03/30/81)     (SINCE 07/28/97)     (SINCE 07/28/97)
SYMBOL                               NREAX                NREBX                NRECX                NREDX
1 YEAR                                57.91%(3)            56.64%(3)            56.73%(3)            58.33%(3)
                                      49.62(4)             51.64(4)             55.73(4)                --
5 YEARS                               10.56(3)              9.65(3)              9.67(3)             10.76(3)
                                       9.37(4)              9.38(4)              9.67(4)                --
10 YEARS                                 --                10.50(3)                --                   --
                                         --                10.50(4)                --                   --
SINCE INCEPTION                        7.80(3)              8.00(3)              6.93(3)              8.02(3)
                                       7.09(4)              8.00(4)              6.93(4)                --

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT www.morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CDSC FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++   CLASS D HAS NO SALES CHARGE.

(1) THE STANDARD & POOR'S 500 INDEX (S&P 500(R)) IS A BROAD-BASED INDEX, THE PERFORMANCE OF WHICH IS BASED ON THE PERFORMANCE OF 500 WIDELY-HELD COMMON STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY AND INDUSTRY GROUP REPRESENTATION. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER NATURAL RESOURCE FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER NATURAL RESOURCE FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 10 FUNDS REPRESENTED IN THIS INDEX.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 03/01/05 - 08/31/05.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                     BEGINNING          ENDING           EXPENSES PAID
                                                                   ACCOUNT VALUE     ACCOUNT VALUE      DURING PERIOD *
                                                                   -------------     -------------      ---------------
                                                                                                          03/01/05 -
                                                                     03/01/05          08/31/05            08/31/05
                                                                   -------------     -------------      ---------------
CLASS A
Actual (17.89% return)                                             $    1,000.00     $    1,178.90      $          6.10
Hypothetical (5% annual return before expenses)                    $    1,000.00     $    1,019.61      $          5.65

CLASS B
Actual (17.36% return)                                             $    1,000.00     $    1,173.60      $         10.19
Hypothetical (5% annual return before expenses)                    $    1,000.00     $    1,015.83      $          9.45

CLASS C
Actual (17.41% return)                                             $    1,000.00     $    1,174.10      $         10.19
Hypothetical (5% annual return before expenses)                    $    1,000.00     $    1,015.83      $          9.45

CLASS D
Actual (18.01% return)                                             $    1,000.00     $    1,180.10      $          4.73
Hypothetical (5% annual return before expenses)                    $    1,000.00     $    1,020.87      $          4.38

----------
   * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 1.11%, 1.86%, 1.86% AND 0.86% FOR CLASS A, CLASS B, CLASS C AND CLASS D SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

INVESTMENT ADVISORY AGREEMENT APPROVAL

NATURE, EXTENT AND QUALITY OF SERVICES

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities. (The Investment Adviser and the Administrator together are referred to as the "Adviser" and the Advisory and Administration Agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and investment advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

PERFORMANCE RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Board reviewed the Fund's performance for the one-, three- and five-year periods ended November 30, 2004, as shown in reports provided by Lipper (the "Lipper Reports"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"), and noted that the Fund's performance was lower than its performance peer group average for all three periods. The Board considered that the Fund's performance, relative to its performance peer group, has improved, as the gap between the Fund's performance and the average of its performance peer group has narrowed from the five- to the three- to the one-year period. The Board concluded that the Fund's performance was improving and can reasonably be expected to be competitive with that of its performance peer group.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Board reviewed the advisory and administrative fee (together, the "management fee") paid by the Fund under the Management Agreement and the total expense ratio of the Fund. The Board noted that: (i) the Fund's management fee rate was lower than the average management fee rate for funds, selected by Lipper (the "expense peer group"), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report for the Fund; and (ii) the Fund's total expense ratio was also lower than the average total expense ratio of the funds included in the Fund's expense peer group. The Board concluded that the Fund's management fee and total expense ratio were competitive with those of the Fund's expense peer group.

BREAKPOINTS AND ECONOMIES OF SCALE

The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it includes a breakpoint. The Board also reviewed the level of the Fund's management fee and noted that the fee, as a percentage of the Fund's net assets, would decrease as net assets increase because the management fee includes a breakpoint. The Board concluded that the Fund's management fee would reflect economies of scale as assets increase.

PROFITABILITY OF ADVISER AND AFFILIATES

The Board considered and reviewed information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last two years from their relationship with the Fund and the Morgan Stanley Fund Complex and reviewed with the Controller of the Adviser the cost allocation methodology used to determine the Adviser's profitability. Based on their review of the information they received, the Board concluded that the profits earned by the Adviser and its affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

FALL-OUT BENEFITS

The Board considered so-called "fall-out benefits" derived by the Adviser and its affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as "float" benefits derived from handling of checks for purchases and redemptions of Fund shares through a broker-dealer affiliate of the Adviser and "soft dollar" benefits (discussed in the next section). The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board also considered that an affiliate of the Adviser, through a joint venture, receives revenue in connection with trading done on behalf of the Fund through an electronic trading system network ("ECN"). The Board concluded that the float benefits and the above-referenced ECN-related revenue were relatively small and that the 12b-1 fees were competitive with those of other broker-dealer affiliates of investment advisers of mutual funds.

SOFT DOLLAR BENEFITS

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through "soft dollar" arrangements. Under such arrangements, brokerage commissions paid by the Fund and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Fund. The Adviser informed the Board that it does not use Fund commissions to pay for third party research. It does use commissions to pay for research which is bundled with execution services. The Board recognized that the receipt of such research from brokers may reduce the Adviser's costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Fund and other funds in the Morgan Stanley Fund Complex.

ADVISER FINANCIALLY SOUND AND FINANCIALLY CAPABLE OF MEETING THE FUND'S NEEDS

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser's operations remain profitable, although increased expenses in recent years have reduced the Adviser's profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

HISTORICAL RELATIONSHIP BETWEEN THE FUND AND THE ADVISER

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

OTHER FACTORS AND CURRENT TRENDS

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

GENERAL CONCLUSION

After considering and weighing all of the above factors, the Board concluded it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

MORGAN STANLEY NATURAL RESOURCE DEVELOPMENT SECURITIES INC.
PORTFOLIO OF INVESTMENTS - AUGUST 31, 2005 (UNAUDITED)

 NUMBER OF
  SHARES                                                               VALUE
---------------------------------------------------------------------------------
              COMMON STOCKS (98.2%)

              BASIC ENERGY (54.2%)
              INTEGRATED OIL (18.2%)
     80,000   BP PLC (ADR) (United Kingdom)                        $    5,470,400
    162,900   Chevron Corp.                                            10,002,060
    130,000   ConocoPhillips                                            8,572,200
    120,000   Exxon Mobil Corp.                                         7,188,000
     95,400   Suncor Energy, Inc. (Canada)                              5,653,404
     67,300   Total S.A. (ADR) (France)                                 8,872,832
                                                                   --------------
                                                                       45,758,896
                                                                   --------------
              OIL & GAS PIPELINES (4.9%)
     50,000   Kinder Morgan, Inc.                                       4,773,500
    335,000   Williams Companies, Inc. (The)                            7,517,400
                                                                   --------------
                                                                       12,290,900
                                                                   --------------
              OIL & GAS PRODUCTION (21.2%)
     32,200   Anadarko Petroleum Corp.                                  2,926,014
     55,800   Apache Corp.                                              3,996,396
    180,000   Chesapeake Energy Corp.                                   5,689,800
     60,000   Devon Energy Corp.                                        3,646,200
     90,000   EOG Resources, Inc.                                       5,744,700
    105,000   Occidental Petroleum Corp.                                8,718,150
     60,750   Quicksilver Resources Inc.*                               2,636,550
     95,000   Spinnaker Exploration Co.*                                4,272,150
    182,800   Ultra Petroleum Corp. (Canada)*                           8,087,072
    195,000   XTO Energy Inc.                                           7,761,000
                                                                   --------------
                                                                       53,478,032
                                                                   --------------
              OIL REFINING/MARKETING (9.9%)
    120,000   Marathon Oil Corp.                                        7,717,200
     37,800   Sunoco, Inc.                                              2,748,060
    120,200   Tesoro Corp.                                              6,947,560
     70,600   Valero Energy Corp.                                       7,518,900
                                                                   --------------
                                                                       24,931,720
                                                                   --------------
              TOTAL BASIC ENERGY                                      136,459,548
                                                                   --------------

              ENERGY DEVELOPMENT & TECHNOLOGY (29.6%)
              CONTRACT DRILLING (13.3%)
    165,000   ENSCO International Inc.                             $    6,741,900
    103,700   GlobalSantaFe Corp. (Cayman Islands)                      4,861,456
    100,000   Nabors Industries, Ltd. (Bermuda)*                        6,700,000
     54,800   Noble Corp. (Cayman Islands)                              3,907,240
     50,000   Patterson-UTI Energy, Inc.                                1,701,000
     65,000   Pride International, Inc.*                                1,644,500
    105,000   Rowan Companies, Inc.                                     3,906,000
     70,000   Transocean Inc. (Cayman Islands)*                         4,132,800
                                                                   --------------
                                                                       33,594,896
                                                                   --------------
              OILFIELD SERVICES/EQUIPMENT (16.3%)
    103,700   Baker Hughes Inc.                                         6,092,375
    117,000   BJ Services Co.                                           7,380,360
    150,000   Halliburton Co.                                           9,295,500
     80,000   National-OilwellVarco, Inc.                               5,136,800
     85,000   Schlumberger Ltd. (Netherlands Antilles)                  7,329,550
    170,000   Smith International, Inc.                                 5,905,800
                                                                   --------------
                                                                       41,140,385
                                                                   --------------
              TOTAL ENERGY DEVELOPMENT & TECHNOLOGY                    74,735,281
                                                                   --------------

              METALS & BASIC MATERIALS (14.4%)
              ALUMINUM (2.1%)
    197,500   Alcoa, Inc.                                               5,291,025
                                                                   --------------
              CHEMICALS: MAJOR DIVERSIFIED (0.9%)
     55,000   Dow Chemical Co. (The)                                    2,376,000
                                                                   --------------
              CHEMICALS: SPECIALTY (3.4%)
    102,000   Shin-Etsu Chemical Co., Ltd. (Japan) (a)                  4,141,600
    776,000   Sumitomo Chemical Co., Ltd. (Japan) (a)                   4,337,712
                                                                   --------------
                                                                        8,479,312
                                                                   --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
  SHARES                                                               VALUE
---------------------------------------------------------------------------------
              COAL (2.3%)
     80,000   Peabody Energy Corp.                                 $    5,733,600
                                                                   --------------
              OTHER METALS/MINERALS (0.8%)
     19,300   Phelps Dodge Corp.                                        2,075,329
                                                                   --------------
              PRECIOUS METALS (2.3%)
     50,000   Freeport-McMoRan Copper & Gold, Inc. (Class B)            2,108,500
     93,900   Newmont Mining Corp.                                      3,716,562
                                                                   --------------
                                                                        5,825,062
                                                                   --------------
              PULP & PAPER (2.6%)
    211,700   International Paper Co.                                   6,530,945
                                                                   --------------
              TOTAL METALS & BASIC MATERIALS                           36,311,273
                                                                   --------------
              TOTAL COMMON STOCKS (COST $146,659,175)                 247,506,102
                                                                   --------------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS
-----------
              SHORT-TERM INVESTMENT (1.5%)
              REPURCHASE AGREEMENT
$     3,739   Joint repurchase agreement account 3.575%
                due 09/01/05 (dated 08/31/05; proceeds
                $3,739,371) (b) (COST $3,739,000)                       3,739,000
                                                                   --------------

TOTAL INVESTMENTS (COST $150,398,175)(c)                    99.7%     251,245,102
OTHER ASSETS IN EXCESS OF LIABILITIES                        0.3          718,887
                                                           -----   --------------
NET ASSETS                                                 100.0%  $  251,963,989
                                                           =====   ==============

----------
   ADR AMERICAN DEPOSITARY RECEIPT.
    *  NON-INCOME PRODUCING SECURITY.
   (a) SECURITIES WITH TOTAL MARKET VALUE EQUAL TO $8,479,312 HAVE BEEN VALUED AT THEIR FAIR VALUE AS DETERMINED IN GOOD FAITH UNDER PROCEDURES ESTABLISHED BY AND UNDER THE GENERAL SUPERVISION OF THE FUND'S DIRECTORS.
   (b) COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
   (c) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $103,289,374 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $2,442,447, RESULTING IN NET UNREALIZED APPRECIATION OF $100,846,927.

SUMMARY OF INVESTMENTS

                                                                     PERCENT OF
SECTOR                                                  VALUE        NET ASSETS
--------------------------------------------------------------------------------
Basic Energy                                       $  136,459,548        54.2%
Energy Development & Technology                        74,735,281        29.6
Metals & Basic Materials                               36,311,273        14.4
Short-Term Investment                                   3,739,000         1.5
                                                   --------------  ----------
                                                   $  251,245,102        99.7%
                                                   ==============  ==========

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY NATURAL RESOURCE DEVELOPMENT SECURITIES INC.
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 2005 (UNAUDITED)

ASSETS:
Investments in securities, at value (cost $150,398,175)                       $  251,245,102
Receivable for:
    Capital stock sold                                                               751,431
    Dividends                                                                        389,724
Prepaid expenses and other assets                                                     90,852
                                                                              --------------
    TOTAL ASSETS                                                                 252,477,109
                                                                              --------------
LIABILITIES:
Payable for:
    Capital stock redeemed                                                           163,836
    Investment advisory fee                                                          118,606
    Distribution fee                                                                 114,851
    Administration fee                                                                17,410
Accrued expenses and other payables                                                   98,417
                                                                              --------------
    TOTAL LIABILITIES                                                                513,120
                                                                              --------------
    NET ASSETS                                                                $  251,963,989
                                                                              ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                               $  140,785,957
Net unrealized appreciation                                                      100,846,927
Accumulated net investment loss                                                     (137,611)
Accumulated undistributed net realized gain                                       10,468,716
                                                                              --------------
    NET ASSETS                                                                $  251,963,989
                                                                              ==============
CLASS A SHARES:
Net Assets                                                                    $  100,029,208
Shares Outstanding (500,000,000 SHARES AUTHORIZED, $.01 PAR VALUE)                 4,092,976
    NET ASSET VALUE PER SHARE                                                 $        24.44
                                                                              ==============
    MAXIMUM OFFERING PRICE PER SHARE,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)                           $        25.79
                                                                              ==============
CLASS B SHARES:
Net Assets                                                                    $   96,936,383
Shares Outstanding (500,000,000 SHARES AUTHORIZED, $.01 PAR VALUE)                 4,205,361
    NET ASSET VALUE PER SHARE                                                 $        23.05
                                                                              ==============
CLASS C SHARES:
Net Assets                                                                    $   10,955,511
Shares Outstanding (500,000,000 SHARES AUTHORIZED, $.01 PAR VALUE)                   476,371
    NET ASSET VALUE PER SHARE                                                 $        23.00
                                                                              ==============
CLASS D SHARES:
Net Assets                                                                    $   44,042,887
Shares Outstanding (500,000,000 SHARES AUTHORIZED, $.01 PAR VALUE)                 1,778,972
    NET ASSET VALUE PER SHARE                                                 $        24.76
                                                                              ==============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED AUGUST 31, 2005 (UNAUDITED)

NET INVESTMENT LOSS:
INCOME
Dividends (net of $21,357 foreign withholding tax)                            $    1,409,892
Interest                                                                              98,746
                                                                              --------------
    TOTAL INCOME                                                                   1,508,638
                                                                              --------------
EXPENSES
Investment advisory fee                                                              588,429
Distribution fee (Class A shares)                                                     79,314
Distribution fee (Class B shares)                                                    526,177
Distribution fee (Class C shares)                                                     45,804
Transfer agent fees and expenses                                                     143,977
Administration fee                                                                    86,375
Shareholder reports and notices                                                       34,242
Professional fees                                                                     30,310
Registration fees                                                                     26,310
Custodian fees                                                                         9,573
Directors' fees and expenses                                                           4,833
Other                                                                                  7,682
                                                                              --------------
    TOTAL EXPENSES                                                                 1,583,026
                                                                              --------------
    NET INVESTMENT LOSS                                                              (74,388)
                                                                              --------------
NET REALIZED AND UNREALIZED GAIN:
NET REALIZED GAIN (LOSS) ON:
Investments                                                                       12,731,817
Foreign exchange transactions                                                        (62,012)
                                                                              --------------
    NET REALIZED GAIN                                                             12,669,805
                                                                              --------------
Net change in unrealized appreciation                                             24,810,428
                                                                              --------------
    NET GAIN                                                                      37,480,233
                                                                              --------------
NET INCREASE                                                                  $   37,405,845
                                                                              ==============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                 FOR THE SIX        FOR THE YEAR
                                                                 MONTHS ENDED          ENDED
                                                               AUGUST 31, 2005    FEBRUARY 28, 2005
                                                               ----------------   -----------------
                                                                 (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss                                            $        (74,388)  $        (314,290)
Net realized gain                                                    12,669,805          13,692,710
Net change in unrealized appreciation                                24,810,428          43,817,327
                                                               ----------------   -----------------

    NET INCREASE                                                     37,405,845          57,195,747
                                                               ----------------   -----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAIN:
Class A shares                                                       (1,703,763)                 --
Class B shares                                                       (1,782,351)                 --
Class C shares                                                         (197,210)                 --
Class D shares                                                         (749,389)                 --
                                                               ----------------   -----------------

    TOTAL DISTRIBUTIONS                                              (4,432,713)                 --
                                                               ----------------   -----------------

Net increase (decrease) from capital stock transactions              15,594,492          (3,268,363)
                                                               ----------------   -----------------

    NET INCREASE                                                     48,567,624          53,927,384

NET ASSETS:
Beginning of period                                                 203,396,365         149,468,981
                                                               ----------------   -----------------

END OF PERIOD
(INCLUDING ACCUMULATED NET INVESTMENT LOSSES OF $137,611 AND
 $63,223, RESPECTIVELY)                                        $    251,963,989   $     203,396,365
                                                               ================   =================

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY NATURAL RESOURCE DEVELOPMENT SECURITIES INC.
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2005 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Natural Resource Development Securities Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is capital growth. The Fund was incorporated in Maryland on December 22, 1980 and commenced operations on March 30, 1981. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

Effective August 29, 2005, the Board of Directors of the Fund approved the implementation of a 2% redemption fee on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within thirty days of purchase. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Directors or by the Investment Adviser using a pricing service and/or procedures approved by the Directors of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Directors; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FOREIGN CURRENCY TRANSLATION AND FORWARD FOREIGN CURRENCY CONTRACTS -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY/ADMINISTRATION AGREEMENTS

Pursuant to an Investment Advisory Agreement with the Investment Adviser, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.545% to the portion of the daily net assets not exceeding $250 million and 0.42% to the portion of the daily net assets in excess of $250 million.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Plan on July 2, 1984 (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Plan's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B attributable to shares issued, net of related shares redeemed, since the Plan's inception; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Directors will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $6,710,780 at August 31, 2005.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended August 31, 2005, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended August 31, 2005, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $68,067 and $3,047, respectively and received $87,116 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended August 31, 2005 aggregated $49,662,866 and $32,852,659, respectively.

For the six months ended August 31, 2005, the Fund incurred $23,040 in brokerage commissions with Morgan Stanley & Co., Inc., an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Directors voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended August 31, 2005 included in Directors' fees and expenses in the Statement of Operations amounted to $3,686. At August 31, 2005, the Fund had an accrued pension liability of $63,241 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Director to defer payment of all, or a portion, of the fees he receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. FEDERAL INCOME TAX STATUS

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of February 28, 2005, the Fund had a net capital loss carryforward of $1,782,093 of which $1,354,725 will expire on February 28, 2006, and $427,368 will expire on February 28, 2007 to offset future capital gains to the extent provided by regulations.

As of February 28, 2005, the Fund had temporary book/tax differences primarily attributable to post-October losses (foreign currency losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year) and capital loss deferrals on wash sales.

6. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

7. CAPITAL STOCK

Transactions in capital stock were as follows:

                                               FOR THE SIX                       FOR THE YEAR
                                               MONTHS ENDED                         ENDED
                                             AUGUST 31, 2005                  FEBRUARY 28, 2005
                                     -------------------------------   -------------------------------
                                              (UNAUDITED)
                                         SHARES           AMOUNT           SHARES           AMOUNT
                                     --------------   --------------   --------------   --------------
CLASS A SHARES
Sold                                         42,366   $    5,534,802          193,378   $    3,346,180
Conversion from Class B                   4,071,264       78,350,259               --               --
Reinvestment of distributions                72,205        1,537,969               --               --
Redeemed                                   (327,858)      (7,005,158)        (109,301)      (1,833,747)
                                     --------------   --------------   --------------   --------------
Net increase -- Class A                   3,857,977       78,417,872           84,077        1,512,433
                                     --------------   --------------   --------------   --------------
CLASS B SHARES
Sold                                      1,468,646       29,482,566        1,997,300       32,669,673
Conversion to Class A                    (3,855,963)     (78,350,259)              --               --
Reinvestment of distributions                77,719        1,563,706               --               --
Redeemed                                 (1,125,704)     (18,020,411)      (2,345,469)     (37,095,380)
                                     --------------   --------------   --------------   --------------
Net decrease -- Class B                  (3,435,302)     (65,324,398)        (348,169)      (4,425,707)
                                     --------------   --------------   --------------   --------------
CLASS C SHARES
Sold                                        168,159        3,371,925          240,243        3,951,137
Reinvestment of distributions                 9,118          183,009               --               --
Redeemed                                    (98,156)      (1,928,869)         (84,789)      (1,338,226)
                                     --------------   --------------   --------------   --------------
Net increase -- Class C                      79,121        1,626,065          155,454        2,612,911
                                     --------------   --------------   --------------   --------------
CLASS D SHARES
Sold                                         55,328        1,181,747          262,457        4,287,841
Reinvestment of distributions                33,235          716,881               --               --
Redeemed                                    (48,746)      (1,023,675)        (428,372)      (7,255,941)
                                     --------------   --------------   --------------   --------------
Net increase (decrease) -- Class D           39,817          874,953         (165,915)      (2,968,000)
                                     --------------   --------------   --------------   --------------
Net increase (decrease) in Fund             541,613   $   15,594,492         (274,553)  $   (3,268,363)
                                     ==============   ==============   ==============   ==============

8. LEGAL MATTERS

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court Southern District of New York on April 16, 2004, generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and
(ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. On March 9, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors. While the Fund and Adviser believe that each has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

MORGAN STANLEY NATURAL RESOURCE DEVELOPMENT SECURITIES INC.
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

                                     FOR THE SIX                            FOR THE YEAR ENDED FEBRUARY 28,
                                     MONTHS ENDED       ----------------------------------------------------------------------
                                   AUGUST 31, 2005          2005          2004**         2003           2002           2001
                                   ---------------      ------------    ----------    ----------     ----------     ----------
                                     (UNAUDITED)
CLASS A SHARES

SELECTED PER SHARE DATA:
Net asset value,
 beginning of period                $        21.16      $      15.04    $    11.48    $    13.83     $    15.34     $    12.94
                                    --------------      ------------    ----------    ----------     ----------     ----------
Income (loss) from investment
 operations:
  Net investment income++                     0.05              0.06          0.03          0.04           0.11           0.10
  Net realized and unrealized
   gain (loss)                                3.66              6.06          3.53         (2.35)         (1.57)          2.40
                                    --------------      ------------    ----------    ----------     ----------     ----------
Total income (loss) from
 investment operations                        3.71              6.12          3.56         (2.31)         (1.46)          2.50
                                    --------------      ------------    ----------    ----------     ----------     ----------
Less dividends and distributions
 from:
  Net investment income                          -                 -             -         (0.00)*        (0.01)         (0.10)
  Net realized gain                          (0.43)                -             -         (0.04)         (0.04)             -
                                    --------------      ------------    ----------    ----------     ----------     ----------
Total dividends and distributions            (0.43)                -             -         (0.04)         (0.05)         (0.10)
                                    --------------      ------------    ----------    ----------     ----------     ----------

Net asset value, end of period      $        24.44      $      21.16    $    15.04    $    11.48     $    13.83     $    15.34
                                    ==============      ============    ==========    ==========     ==========     ==========

TOTAL RETURN+                                17.89%(1)         40.62%        31.01%       (16.59)%        (9.71)%        19.38%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                      1.11%(2)          1.13%         1.22%         1.15%          0.88%           1.03%(4)
Net investment income                         0.29%(2)          0.36%         0.36%         0.29%          0.78%           0.69%(4)

SUPPLEMENTAL DATA:
Net assets, end of period,
 in thousands                       $      100,029      $      4,972    $    2,270    $    1,160     $    1,337     $     1,656
Portfolio turnover rate                         16%(1)            29%          237%          178%            26%             23%

----------
*    LESS THAN $0.01 PER SHARE.
**   FOR THE YEAR ENDED FEBRUARY 29.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) IF THE INVESTMENT ADVISER HAD NOT AGREED TO WAIVE PART OF ITS INVESTMENT ADVISORY FEE, THE RATIOS OF EXPENSES AND NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD HAVE BEEN 1.05% AND 0.67%, RESPECTIVELY.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                     FOR THE SIX                            FOR THE YEAR ENDED FEBRUARY 28,
                                     MONTHS ENDED       ----------------------------------------------------------------------
                                   AUGUST 31, 2005          2005           2004*         2003           2002           2001
                                   ---------------      ------------    ----------    ----------     ----------     ----------
                                     (UNAUDITED)
CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value,
 beginning of period                $        20.06      $      14.37    $    11.05    $    13.42     $    15.01     $    12.67
                                    --------------      ------------    ----------    ----------     ----------     ----------
Income (loss) from investment
 operations:
  Net investment loss++                      (0.06)            (0.06)        (0.05)        (0.06)         (0.03)         (0.02)
  Net realized and
   unrealized gain (loss)                     3.48              5.75          3.37         (2.27)         (1.52)          2.36
                                    --------------      ------------    ----------    ----------     ----------     ----------
Total income (loss) from
 investment operations                        3.42              5.69          3.32         (2.33)         (1.55)          2.34
                                    --------------      ------------    ----------    ----------     ----------     ----------
Less distributions from
 net realized gain                           (0.43)                -             -         (0.04)         (0.04)             -
                                    --------------      ------------    ----------    ----------     ----------     ----------
Net asset value, end of period      $        23.05      $      20.06    $    14.37    $    11.05     $    13.42     $    15.01
                                    ==============      ============    ==========    ==========     ==========     ==========

TOTAL RETURN+                                17.36%(1)         39.60%        30.05%       (17.44)%       (10.35)%        18.47%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                      1.86%(2)          1.90%         1.98%         1.91%          1.86%          1.83%(4)
Net investment loss                          (0.46)%(2)        (0.41)%       (0.40)%       (0.47)%        (0.20)%        (0.11)%(4)

SUPPLEMENTAL DATA:
Net assets, end of period,
 in thousands                       $       96,936      $    153,257    $  114,812    $  111,313     $  163,156     $  199,044
Portfolio turnover rate                         16%(1)            29%          237%          178%            26%            23%

----------
*    FOR THE YEAR ENDED FEBRUARY 29.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) IF THE INVESTMENT ADVISER HAD NOT AGREED TO WAIVE PART OF ITS INVESTMENT ADVISORY FEE, THE RATIOS OF EXPENSES AND NET INVESTMENT LOSS TO AVERAGE NET ASSETS WOULD HAVE BEEN 1.85% AND (0.13)%, RESPECTIVELY.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                    FOR THE SIX                               FOR THE YEAR ENDED FEBRUARY 28,
                                    MONTHS ENDED       ------------------------------------------------------------------------
                                  AUGUST 31, 2005          2005           2004*          2003           2002           2001
                                  ---------------      ------------   ------------   ------------   ------------   ------------
                                    (UNAUDITED)
CLASS C SHARES

SELECTED PER SHARE DATA:
Net asset value,
 beginning of period               $        20.01      $      14.34   $      11.02   $      13.39   $      14.98   $      12.66
                                   --------------      ------------   ------------   ------------   ------------   ------------
Income (loss) from investment
 operations:
  Net investment loss++                     (0.05)            (0.07)         (0.05)         (0.06)         (0.03)         (0.01)
  Net realized and
   unrealized gain (loss)                    3.47              5.74           3.37          (2.27)         (1.52)          2.35
                                   --------------      ------------   ------------   ------------   ------------   ------------
Total income (loss) from
 investment operations                       3.42              5.67           3.32          (2.33)         (1.55)          2.34
                                   --------------      ------------   ------------   ------------   ------------   ------------

Less dividends and distributions
 from:
  Net investment income                         -                 -              -              -              -          (0.02)
  Net realized gain                         (0.43)                -              -          (0.04)         (0.04)             -
                                   --------------      ------------   ------------   ------------   ------------   ------------
Total dividends and distributions           (0.43)                -              -          (0.04)         (0.04)         (0.02)
                                   --------------      ------------   ------------   ------------   ------------   ------------
Net asset value, end of period     $        23.00      $      20.01   $      14.34   $      11.02   $      13.39   $      14.98
                                   ==============      ============   ============   ============   ============   ============
TOTAL RETURN+                               17.41%(1)         39.54%         30.13%        (17.48)%       (10.37)%        18.52%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                     1.86%(2)          1.90%          1.98%          1.91%          1.85%          1.83%(4)
Net investment loss                         (0.46)%(2)        (0.41)%        (0.40)%        (0.47)%        (0.19)%        (0.11)%(4)

SUPPLEMENTAL DATA:
Net assets, end of period,
 in thousands                      $       10,956      $      7,949   $      3,466   $      2,674   $      3,656   $      3,593
Portfolio turnover rate                        16%(1)            29%           237%           178%            26%            23%

----------
*    FOR THE YEAR ENDED FEBRUARY 29.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) IF THE INVESTMENT ADVISER HAD NOT AGREED TO WAIVE PART OF ITS INVESTMENT ADVISORY FEE, THE RATIOS OF EXPENSES AND NET INVESTMENT LOSS TO AVERAGE NET ASSETS WOULD HAVE BEEN 1.85% AND (0.13)%, RESPECTIVELY.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                    FOR THE SIX                               FOR THE YEAR ENDED FEBRUARY 28,
                                    MONTHS ENDED       ------------------------------------------------------------------------
                                  AUGUST 31, 2005          2005          2004**          2003           2002           2001
                                  ---------------      ------------   ------------   ------------   ------------   ------------
                                    (UNAUDITED)
CLASS D SHARES

Selected Per Share Data:
Net asset value,
 beginning of period               $        21.40      $      15.18   $      11.55   $      13.90   $      15.44   $      13.01
                                   --------------      ------------   ------------   ------------   ------------   ------------
Income (loss) from investment
 operations:
  Net investment income++                    0.06              0.10           0.08           0.07           0.11           0.13
  Net realized and
   unrealized gain (loss)                    3.73              6.12           3.55          (2.38)         (1.56)          2.42
                                   --------------      ------------   ------------   ------------   ------------   ------------
Total income (loss) from
 investment operations                       3.79              6.22           3.63          (2.31)         (1.45)          2.55
                                   --------------      ------------   ------------   ------------   ------------   ------------

Less dividends and distributions
 from:
  Net investment income                         -                 -              -          (0.00)*        (0.05)         (0.12)
  Net realized gain                         (0.43)                -              -          (0.04)         (0.04)             -
                                   --------------      ------------   ------------   ------------   ------------   ------------
Total dividends and distributions           (0.43)                -              -          (0.04)         (0.09)         (0.12)
                                   --------------      ------------   ------------   ------------   ------------   ------------
Net asset value, end of period     $        24.76      $      21.40   $      15.18   $      11.55   $      13.90   $      15.44
                                   ==============      ============   ============   ============   ============   ============
TOTAL RETURN+                               18.01%(1)         40.97%         31.43%        (16.67)%        (9.45)%        19.68%

RATIOS TO AVERAGE NET ASSETS(3):
Expense                                      0.86%(2)          0.90%          0.98%          0.91%          0.86%          0.83%(4)
Net investment income                        0.54%(2)          0.59%          0.60%          0.53%          0.80%          0.89%(4)

SUPPLEMENTAL DATA:
Net assets, end of period,
 in thousands                      $       44,043      $     37,219   $     28,920   $     32,548   $     51,657   $     46,835
Portfolio turnover rate                        16%(1)            29%           237%           178%            26%            23%

----------
*    LESS THAN $0.01 PER SHARE.
**   FOR THE YEAR ENDED FEBRUARY 29.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) IF THE INVESTMENT ADVISER HAD NOT AGREED TO WAIVE PART OF ITS INVESTMENT ADVISORY FEE, THE RATIOS OF EXPENSES AND NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD HAVE BEEN 0.85% AND 0.87%, RESPECTIVELY.

                        SEE NOTES TO FINANCIAL STATEMENTS

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

DIRECTORS
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Ronald E. Robison
PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

Joseph J. McAlinden
VICE PRESIDENT

Barry Fink
VICE PRESIDENT

Amy R. Doberman
VICE PRESIDENT

Carsten Otto
CHIEF COMPLIANCE OFFICER

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER and CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its directors. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2005 Morgan Stanley

[MORGAN STANLEY LOGO]

[GRAPHIC]

                                                            MORGAN STANLEY FUNDS


                                                                  MORGAN STANLEY
                                                                NATURAL RESOURCE
                                                          DEVELOPMENT SECURITIES


                                                               Semiannual Report
                                                                 August 31, 2005


[MORGAN STANLEY LOGO]

                                                     37930RPT-RA05-00836P-Y08/05

Item 2.  Code of Ethics.

Not applicable for semiannual reports.


Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.


Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.


Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.


Item 6.

Refer to Item 1.


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.


Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.


Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.


Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Natural Resource Development Securities Inc.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 20, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 20, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
October 20, 2005